NATIONWIDE MUTUAL FUNDS

Nationwide Bond Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bond Index Fund	Nationwide International Index Fund
Nationwide Core Plus Bond Fund	Nationwide Mid Cap Market Index Fund
Nationwide Fund	Nationwide Money Market Fund
Nationwide Global Equity Fund	Nationwide Portfolio Completion Fund
Nationwide Government Bond Fund	Nationwide S&P 500 Index Fund
Nationwide Growth Fund	Nationwide Small Cap Index Fund
Nationwide Herndon Mid Cap Value Fund	Nationwide Small Company Growth Fund
Nationwide High Yield Bond Fund	Nationwide U.S. Small Cap Value Fund

Supplement dated August 13, 2015
to the Statement of Additional Information dated March 1, 2015 (as revised May 1, 2015)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1.  All references to, and information regarding, Bhanu P. Singh in the SAI are deleted in their entirety.

2.  Effective immediately, the following supplements the information in Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of June 30, 2015)
Dimensional Fund Advisors LP
Joel Schneider	Nationwide U.S. Small Cap Value Fund	None

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into the following three categories:  (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of June 30, 2015)
Dimensional Fund Advisors LP
Joel Schneider	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE